Note 14 - Segments - Segment Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Total Assets	$ 935,200	$ 949,789	$ 571,631
Capital Expenditures	12,002	14,108	12,126
Depreciation and amortization	26,592	16,457	13,312
Interest expense	14,751	4,078	2,850
Operating Segments [Member]
Total Assets	871,194	882,989	467,013
Capital Expenditures	11,877	13,635	12,107
Depreciation and amortization	26,016	15,956	12,526
Interest expense	266	445	0
Operating Segments [Member] | Aerospace, Defense, and Rugged Solutions Segment [Member]
Total Assets	654,461	642,715	197,045
Capital Expenditures	7,321	7,744	7,384
Depreciation and amortization	19,692	9,099	6,152
Interest expense	210	360	0
Operating Segments [Member] | Industrial Technology and Data Solutions Segment [Member]
Total Assets	216,733	240,274	269,968
Capital Expenditures	4,556	5,891	4,723
Depreciation and amortization	6,324	6,857	6,375
Interest expense	56	85	0
Segment Reporting, Reconciling Item, Corporate Nonsegment [Member]
Total Assets	64,006	66,800	104,618
Capital Expenditures	125	473	19
Depreciation and amortization	576	501	786
Interest expense	$ 14,485	$ 3,633	$ 2,850